Offerings - Offering: 1	Aug. 20, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	913,979
Proposed Maximum Offering Price per Unit	8.20
Maximum Aggregate Offering Price	$ 7,494,627.80
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,147.43
Offering Note	Pursuant to Rule 416(a) of the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Consists of (i) up to 518,817 shares of common stock by the Selling Stockholders and (ii) the resale of up to 395,162 shares of common stock by the Selling Stockholders issuable upon the exercise of outstanding pre-funded warrants.

Pursuant to Rule 457(c) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is $8.20, which is the average of the high and low prices of Common Stock on The Nasdaq Global Market on August 18, 2025 (such date being within five business days of the date that this registration statement was first filed with the SEC).